CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Allowance for doubtful accounts on trade accounts receivable - other	$ 11,253	$ 11,916	$ 29,650
Allowance for doubtful accounts on trade accounts receivable - EchoStar	$ 0	$ 0	$ 0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, shares issued	1,015	1,015	1,015
Common stock, shares outstanding	1,015	1,015	1,015